UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2009

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     SHAY ASSETS MANAGEMENT, INC.
          ---------------------------------
Address:  230 WEST MONROE STREET
          ---------------------------------
          SUITE 2810
          ---------------------------------
          CHICAGO, IL  60606
          ---------------------------------

13F File Number:  28-7232
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   DAVID F. ADAMSON
        ---------------------------------------------------
Title:  PRESIDENT
        ---------------------------------------------------
Phone:  (312) 214-6590
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /S/DAVID F. ADAMSON       CHICAGO, IL              April 30, 2009
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          NONE
                                            ---------------------
Form 13F Information Table Entry Total:     29
                                            ---------------------
Form 13F Information Table Value Total:     64,607
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   FORM 13F INFORMATION TABLE
     COLUMN 1       COLUMN 2           COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                    TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER       CLASS              CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------  ---------         ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------

ABBOTT LABS         COMMON            002824100     2,290     48,000               SOLE                    X
AMERICAN
EXPRESS CO.         COMMON            025816109     1,431    105,000               SOLE                    X
AUTOMATIC
DATA
PROCESSING          COMMON            053015103     2,637     75,000               SOLE                    X
BECTON
DICKINSON & CO.     COMMON            075887109     1,681     25,000               SOLE                    X
BERKSHIRE
HATHAWAY CL A       CLASS A           084670108     3,121         36               SOLE                    X
CISCO SYSTEMS       COMMON            17275R102     2,398    143,000               SOLE                    X
COCA COLA CO.       COMMON            191216100     3,296     75,000               SOLE                    X
DELL INC            COMMON            24702R101       948    100,000               SOLE                    X
EXXON MOBIL
CORP.               COMMON            30231G102     2,724     40,000               SOLE                    X
GENERAL
DYNAMICS CORP.      COMMON            369550108     1,456     35,000               SOLE                    X
GENERAL
ELECTRIC CO.        COMMON            369604103     1,658    164,000               SOLE                    X
HARLEY-
DAVIDSON, INC.      COMMON            412822108       924     69,000               SOLE                    X
HOME DEPOT, INC.    COMMON            437076102     2,356    100,000               SOLE                    X
ILLINOIS TOOL
WORKS INC.          COMMON            452308109     1,697     55,000               SOLE                    X
I B M CORP.         COMMON            459200101     3,197     33,000               SOLE                    X
JOHNSON &
JOHNSON             COMMON            478160104     3,156     60,000               SOLE                    X
MEDTRONIC, INC.     COMMON            585055106     1,886     64,000               SOLE                    X
MICROSOFT           COMMON            594918104     2,756    150,000               SOLE                    X
OMNICOM GROUP       COMMON            681919106     1,568     67,000               SOLE                    X
PEPSICO, INC.       COMMON            713448108     3,192     62,000               SOLE                    X
PROCTER &
GAMBLE CO.          COMMON            742718109     3,061     65,000               SOLE                    X
STAPLES, INC.       COMMON            855030102     1,811    100,000               SOLE                    X
SYSCO
CORPORATION         COMMON            871829107     2,280    100,000               SOLE                    X
3M CO.              COMMON            88579Y101     2,387     48,000               SOLE                    X
UNITED PARCEL
SERVICE             CLASS B           911312106     2,215     45,000               SOLE                    X
UNITED
TECHNOLOGIES
CORP.               COMMON            913017109     2,149     50,000               SOLE                    X
UNITEDHEALTH
GROUP               COMMON            91324P102     1,570     75,000               SOLE                    X
WALMART             COMMON            931142103     3,126     60,000               SOLE                    X
WELLS FARGO CO.     COMMON            949746101     1,638    115,000               SOLE                    X
TOTAL                                              64,607